Parent company only condensed financial information (Details 2) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating expenses
Marketing	$ (2,797,868)	¥ (19,236,740,000)	¥ (14,918,107,000)	¥ (10,158,686,000)
General and administrative	(750,442)	(5,159,666,000)	(4,214,790,000)	(3,435,878,000)
Loss from operations	(380,937)	(2,619,131,000)	(835,476,000)	(1,251,653,000)
Interest income	308,039	2,117,921,000	2,530,490,000	1,226,852,000
Interest expense	(124,287)	(854,538,000)	(963,742,000)	(618,567,000)
Others, net	13,843	95,175,000	1,316,408,000	1,543,376,000
Net loss attributable to ordinary shareholders	(362,391)	(2,491,633,000)	(152,257,000)	(3,806,790,000)
Other comprehensive income:
Foreign currency translation adjustments	392,231	2,696,784,000	(822,052,000)	943,616,000
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains/(losses), nil of tax	34,555	237,585,000	1,473,014,000	(78,792,000)
Reclassification adjustment for (gains)/losses recorded in net income, nil of tax	(37,919)	(260,712,000)	(352,274,000)	123,743,000
Net unrealized gains/(losses) on available-for-sale securities	(3,364)	(23,127,000)	1,120,740,000	44,951,000
Total other comprehensive income		2,673,657,000	298,688,000	988,567,000
Total comprehensive income/(loss) attributable to ordinary shareholders	26,476	182,024,000	146,431,000	(2,818,223,000)
Unrealized gains/(losses), tax		0	0	0
Reclassification adjustment for (gains)/losses recorded in net income, tax		0	0	0
Parent company
Operating expenses
Marketing	(177,285)	(1,218,920,000)	(1,215,222,000)	(1,218,760,000)
General and administrative	(72,116)	(495,835,000)	(556,534,000)	(577,350,000)
Loss from operations	(249,401)	(1,714,755,000)	(1,771,756,000)	(1,796,110,000)
Share of income/(loss) of subsidiaries, consolidated VIEs and VIEs' subsidiaries	(95,034)	(653,408,000)	1,717,151,000	(1,948,761,000)
Interest income	32,025	220,186,000	66,848,000	55,373,000
Interest expense	(45,914)	(315,683,000)	(260,756,000)	(164,910,000)
Others, net	(4,067)	(27,973,000)	96,256,000	47,618,000
Net loss	(362,391)	(2,491,633,000)	(152,257,000)	(3,806,790,000)
Net loss attributable to ordinary shareholders	(362,391)	(2,491,633,000)	(152,257,000)	(3,806,790,000)
Net loss	(362,391)	(2,491,633,000)	(152,257,000)	(3,806,790,000)
Other comprehensive income:
Foreign currency translation adjustments	392,231	2,696,784,000	(822,052,000)	943,616,000
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains/(losses), nil of tax	34,555	237,585,000	1,473,014,000	(78,792,000)
Reclassification adjustment for (gains)/losses recorded in net income, nil of tax	(37,919)	(260,712,000)	(352,274,000)	123,743,000
Net unrealized gains/(losses) on available-for-sale securities	(3,364)	(23,127,000)	1,120,740,000	44,951,000
Total other comprehensive income	388,867	2,673,657,000	298,688,000	988,567,000
Total comprehensive income/(loss) attributable to ordinary shareholders	$ 26,476	182,024,000	146,431,000	(2,818,223,000)
Unrealized gains/(losses), tax		0	0	0
Reclassification adjustment for (gains)/losses recorded in net income, tax		¥ 0	¥ 0	¥ 0